Borrowing Arrangements - Paycheck Protection Program Loan (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
Borrowing Arrangements
Loan forgiven			$ 2,500
Paycheck Protection Program Loan [Member]
Borrowing Arrangements
Principal amount				$ 2,500
Interest rate per annum				1.00%
Monthly payment		$ 100
Loan forgiven	$ 2,500